OTHER ASSETS, NET (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
OTHER ASSETS, NET
Tax advance		$ 838,721	$ 867,120
Marketable and non-marketable for sale assets, net		828,382	654,207
Other receivables		766,251	286,583
Prepaid expenses	[1]	365,143	346,012
Assets pledged as colateral		334,190	248,662
Receivables related to abandoned accounts	[2]	206,027	172,671
Accounts receivable from contracts with customers		169,109	86,759
Receivable Sales of goods and service		136,139	141,098
Commission receivables	[3]	123,306	99,185
Balance in credit card clearning house		111,905	61,539
Operating leases		74,938	55,450
Interbank Borrowings not classified as cash equivalents		51,701	55,690
Taxes receivable		38,001	4,882
Commission for letters of credit		25,607	25,399
Debtors		19,348	22,054
Others		273,253	133,873
Total other assets		4,362,021	3,261,184
Allowance others		(124,772)	(64,139)
Total other assets, net		$ 4,237,249	$ 3,197,045

[1]	Other Assets December 31, 2019 December 31, 2018In millions of COPTax advance 838,721 867,120Marketable and non-marketable for sale assets, net 828,382 654,207Other receivables (1) 766,251 286,583Prepaid expenses 365,143 346,012Assets pledged as colateral 334,190 248,662Receivables related to abandoned accounts (2) 206,027 172,671Accounts receivable from contracts with customers (3) 169,109 86,759Receivable Sales of goods and service 136,139 141,098Commission receivables 123,306 99,185Balance in credit card clearning house 111,905 61,539Operating leases 74,938 55,450Interbank Borrowings not classified as cash equivalents 51,701 55,690Taxes receivable 38,001 4,882Commission for letters of credit 25,607 25,399Debtors 19,348 22,054Others 273,253 133,873Total other assets 4,362,021 3,261,184Allowance others (124,772) (64,139)Total other assets, net 4,237,249 3,197,045As of December 31, 2019, corresponds to receivables from importations product, bank acceptances, reconciling entries from correspondent banks, tax receivables from DIAN, derivative receivables, debt securities and spot transactions, TIP interests, and others.
[2]	Corresponds to receivables related to the application of the Colombian Law 1777 of February 1, 2016, which establishes that entities holding accounts deemed abandoned must transfer the related amounts to a fund constituted and regulated by the Icetex (Governmental entity responsible for promoting high quality education in Colombia).
[3]	See Note 21 Provisions and contingent’s liabilities.